Derivative Instruments - Summary of Credit Exposure Arising from Derivatives (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of financial assets [line items]
Current replacement cost	$ 36,435	$ 33,243	[1]
Current replacement cost	7,571	6,589
Credit equivalent amount	27,291	24,012
Risk-weighted amount	9,546	12,198
Interest rate derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	1,232	1,196
Credit equivalent amount	3,170	2,672
Risk-weighted amount	756	681
Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	1,230	1,195
Credit equivalent amount	3,135	2,594
Risk-weighted amount	755	679
Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	2	1
Credit equivalent amount	35	78
Risk-weighted amount	1	2
Foreign exchange derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	3,271	3,065
Credit equivalent amount	9,965	9,250
Risk-weighted amount	2,735	2,855
Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	3,271	3,065
Credit equivalent amount	9,466	8,665
Risk-weighted amount	2,715	2,832
Foreign exchange derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Credit equivalent amount	499	585
Risk-weighted amount	20	23
Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	2	16
Credit equivalent amount	139	139
Risk-weighted amount	18	33
Equity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	1,788	746
Credit equivalent amount	9,681	7,119
Risk-weighted amount	1,209	1,055
Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	424	395
Credit equivalent amount	4,179	3,972
Risk-weighted amount	1,048	952
Equity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	1,364	351
Credit equivalent amount	5,502	3,147
Risk-weighted amount	161	103
Precious metals and other commodity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	1,278	1,566
Credit equivalent amount	4,336	4,832
Risk-weighted amount	1,033	1,288
Precious metals and other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	1,195	1,553
Credit equivalent amount	2,406	2,763
Risk-weighted amount	956	1,205
Precious metals and other commodity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	83	13
Credit equivalent amount	1,930	2,069
Risk-weighted amount	77	83
Non trade exposure related to central counterparties [member]
Disclosure of financial assets [line items]
Risk-weighted amount	414	337
Common equity tier One CVA capital charge [member]
Disclosure of financial assets [line items]
Risk-weighted amount	3,381	5,949
Forward rate agreement [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	3	1
Credit equivalent amount	31	7
Risk-weighted amount	15	2
Swap contract [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	1,201	1,188
Credit equivalent amount	3,016	2,540
Risk-weighted amount	710	656
Swap contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	838	912
Credit equivalent amount	2,818	2,885
Risk-weighted amount	482	794
Purchased options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	23	5
Credit equivalent amount	68	29
Risk-weighted amount	24	14
Purchased options [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	183	202
Credit equivalent amount	498	495
Risk-weighted amount	171	227
Forward contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	2,231	1,920
Credit equivalent amount	5,985	5,123
Risk-weighted amount	2,010	1,753
Written options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	3	1
Credit equivalent amount	20	18
Risk-weighted amount	6	7
Written options [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	19	31
Credit equivalent amount	165	162
Risk-weighted amount	52	58
Credit default swap contracts - protection purchased [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	2	6
Credit equivalent amount	121	105
Risk-weighted amount	14	18
Credit default swap contracts - protection sold [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost		10
Credit equivalent amount	18	34
Risk-weighted amount	4	15
Held For Trading For Trading Purpose [member]
Disclosure of financial assets [line items]
Current replacement cost	6,528	5,671
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	1,098	1,160
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	1,096	1,159
Held For Trading For Trading Purpose [member] | Interest rate derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	2	1
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	2,451	2,197
Held For Trading For Trading Purpose [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	2,451	2,197
Held For Trading For Trading Purpose [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	2	12
Held For Trading For Trading Purpose [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	1,729	736
Held For Trading For Trading Purpose [member] | Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	365	385
Held For Trading For Trading Purpose [member] | Equity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	1,364	351
Held For Trading For Trading Purpose [member] | Precious metals and other commodity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	1,248	1,566
Held For Trading For Trading Purpose [member] | Precious metals and other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	1,165	1,553
Held For Trading For Trading Purpose [member] | Precious metals and other commodity derivatives [member] | Exchange traded [member]
Disclosure of financial assets [line items]
Current replacement cost	83	13
Held For Trading For Trading Purpose [member] | Forward rate agreement [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	2	1
Held For Trading For Trading Purpose [member] | Swap contract [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	1,070	1,152
Held For Trading For Trading Purpose [member] | Swap contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	326	413
Held For Trading For Trading Purpose [member] | Purchased options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	22	5
Held For Trading For Trading Purpose [member] | Purchased options [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	183	202
Held For Trading For Trading Purpose [member] | Forward contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	1,923	1,551
Held For Trading For Trading Purpose [member] | Written options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	2	1
Held For Trading For Trading Purpose [member] | Written options [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	19	31
Held For Trading For Trading Purpose [member] | Credit default swap contracts - protection purchased [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	2	2
Held For Trading For Trading Purpose [member] | Credit default swap contracts - protection sold [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost		10
Held for Asset Liability Management [member]
Disclosure of financial assets [line items]
Current replacement cost	1,043	918
Held for Asset Liability Management [member] | Interest rate derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	134	36
Held for Asset Liability Management [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	134	36
Held for Asset Liability Management [member] | Foreign exchange derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	820	868
Held for Asset Liability Management [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	820	868
Held for Asset Liability Management [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost		4
Held for Asset Liability Management [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	59	10
Held for Asset Liability Management [member] | Equity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	59	10
Held for Asset Liability Management [member] | Precious metals and other commodity derivatives [member]
Disclosure of financial assets [line items]
Current replacement cost	30
Held for Asset Liability Management [member] | Precious metals and other commodity derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	30
Held for Asset Liability Management [member] | Forward rate agreement [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	1
Held for Asset Liability Management [member] | Swap contract [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	131	36
Held for Asset Liability Management [member] | Swap contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	512	499
Held for Asset Liability Management [member] | Purchased options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	1
Held for Asset Liability Management [member] | Forward contract [member] | Foreign exchange derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	308	369
Held for Asset Liability Management [member] | Written options [member] | Interest rate derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost	$ 1
Held for Asset Liability Management [member] | Credit default swap contracts - protection purchased [member] | Credit derivatives [member] | Over-the-counter clearing house [member]
Disclosure of financial assets [line items]
Current replacement cost		$ 4

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.